KP RETIREMENT PATH 2020 FUND | INSTITUTIONAL SHARES
KP RETIREMENT PATH 2020 FUND
INVESTMENT OBJECTIVE

The KP Retirement Path 2020 Fund (the “Fund”) seeks to achieve a balance of long-term capital growth, inflation protection, and current income by investing in a diversified mix of asset classes and investment strategies that becomes increasingly conservative over the life of the Fund.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	KP RETIREMENT PATH 2020 FUND INSTITUTIONAL SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		KP RETIREMENT PATH 2020 FUND INSTITUTIONAL SHARES
Management Fees	[1]	0.02%
Distribution and Service (12b-1) Fees		none
Other Expenses	[2]	0.07%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.33%
Total Annual Fund Operating Expenses	[3]	0.42%
[1]	Management Fees are charged only on Fund assets allocated to Unaffiliated Underlying Funds (as defined below). The Management Fee shown is based on the initial allocation of Fund assets to Unaffiliated Underlying Funds. Asset allocations to Unaffiliated Underlying Funds may vary and, consequently, the total Management Fees payable will fluctuate and may be higher or lower than that shown.
[2]	Other Expenses and Acquired Fund Fees and Expenses (AFFE) are based on estimated amounts for the current fiscal year.
[3]	The Total Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund's "Financial Highlights" because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in the Underlying Funds (as defined below).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
KP RETIREMENT PATH 2020 FUND INSTITUTIONAL SHARES	43	135

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a combination of KP Asset Class Funds to which Callan Associates Inc. (the “Adviser”), the Fund’s investment adviser, also serves as investment adviser (“Affiliated Underlying Funds”) and other unaffiliated mutual funds (“Unaffiliated Underlying Funds” and together with Affiliated Underlying Funds, the “Underlying Funds”). Because the Fund invests in other mutual funds, it is considered a “fund of funds.”

The Fund has a target asset allocation based on years to assumed retirement age (age 65) which the Adviser uses as a reference point in setting the Fund’s asset allocation. The Fund’s target date year (2020) refers to the approximate year an investor in the Fund would plan to retire, would stop making new investments in the Fund, and would plan to begin gradually withdrawing from the Fund. The target asset allocation will change over time to become increasingly conservative through the Fund’s target date year (2020), and for five years thereafter in effort to provide greater capital appreciation for the first five years following an investor’s assumed retirement age. In general this means that the Fund’s target allocation to equity securities will decrease and its allocation to fixed income and inflation managed securities will increase over time in accordance with a “glide path.” The Fund’s allocation to real assets will remain within a relatively narrow range over time. The graph below represents this glide path and illustrates the range of the Fund’s exposure to equity, fixed income, inflation managed, and real asset investments over time.

TARGET ASSET ALLOCATION OVER TIME (GLIDEPATH)

[GRAPHIC OMITTED]

[PLOT POINTS AS FOLLOWS]

Percent of Portfolio

EQUITY
Large Cap Equity	36.8%	36.8%	36.8%	36.8%	36.8%	34.2%	31.9%	27.7%	24.9%	21.0%	15.3%
Small Cap Equity	15.8%	15.8%	15.8%	15.8%	15.8%	14.7%	13.7%	11.9%	8.3%	5.3%	1.7%
International Equity	35.0%	35.0%	35.0%	35.0%	35.0%	32.6%	30.4%	26.4%	17.9%	11.3%	4.3%

REAL ASSETS
Real Assets	5.0%	5.0%	5.0%	5.0%	5.0%	7.0%	8.0%	10.0%	10.0%	10.0%	7.5%
Inflation Protection	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	2.0%	6.0%	10.0%	15.0%

FIXED INCOME
Fixed Income	7.5%	7.5%	7.5%	7.5%	7.5%	11.5%	15.0%	19.0%	25.0%	30.5%	36.3%
Short-Term Fixed Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	3.0%	8.0%	12.0%	20.0%

Years to Retirement	45	40	35	30	25	20	15	10	5	0	-5

The Fund’s target asset allocation may differ from the Fund’s actual asset allocation. The Adviser regularly reviews the actual asset allocation and may adjust it based on the target investment horizon, on current or expected market conditions or to manage risk. In making its asset allocation decisions, the Adviser uses in addition to the target investment horizon, a proprietary mix of quantitative and qualitative inputs, such as return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and risk analysis, the Adviser then decides in which Underlying Funds to invest and in which proportions. The Underlying Funds use a broad array of investment styles and may invest in many types of assets issued by domestic and, as noted, foreign issuers in accordance with their own investment objectives, consisting of common stocks of U.S. and foreign companies of any size, corporate bonds issued by U.S. and foreign companies of varying credit quality (including bonds that are rated below investment grade, or “junk” bonds), debt securities issued or guaranteed by the U.S. government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments, and supranational organizations, Treasury Inflation-Protected Securities (“TIPS”), depository receipts, real estate-related securities (including equity and mortgage real estate investment trusts (“REITs”)), mortgage- and asset-backed securities, senior, second lien and subordinated floating rate loans, floating rate debt securities and money market instruments. Underlying Funds may also invest in various derivatives in accordance with their respective investment strategies, consisting of interest rate swaps, securities index swaps, credit default swaps, currency swaps, structured notes, futures contracts and forward contracts.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments, will cause the Fund to underperform other funds with a similar investment objective.

INVESTMENT IN UNDERLYING FUNDS RISK -- The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses charged by the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation.

o	ALLOCATION RISK -- With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund’s investment adviser’s judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Fund’s performance.

o	ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset- backed securities may not have the benefit of any security interest in the related assets.

o	BELOW INVESTMENT GRADE SECURITIES (JUNK BONDS) RISK -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

o	COMMON STOCK RISK -- The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

o	CONVERTIBLE AND PREFERRED SECURITIES RISK -- Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

o	CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

o	CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

o	CURRENCY RISK -- As a result of an Underlying Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

o	DEPOSITARY RECEIPTS RISK -- Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

o	DERIVATIVES RISK -- An Underlying Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Underlying Fund’s share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund’s use of forward contracts, structured notes and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument.

o	EXTENSION RISK -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

o	FIXED INCOME MARKET RISK -- The prices of the Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

o	FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

o	FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

o	GEOGRAPHIC CONCENTRATION RISK -- An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

o	GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

o	INCOME FLUCTUATIONS RISK -- An Underlying Fund’s income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

o	INFLATION PROTECTED SECURITIES RISK -- The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

o	INTEREST RATE RISK -- The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

o	LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

o	MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

o	MORTGAGE DOLLAR ROLLS RISK -- The Fund’s use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Fund. At the time the Fund enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

o	MUNICIPAL SECURITIES RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

o	PREPAYMENT RISK -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

o	SENIOR LOANS/BANK LOANS RISK -- With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

o	SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The risk that small and medium capitalization companies in which the Underlying Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization companies may be less liquid than the market for larger capitalization companies.

o	U.S. GOVERNMENT SECURITIES RISK -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Underlying Funds may also be subject to portfolio turnover risk.

RETIREMENT INCOME RISK -- The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor’s ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor’s expected retirement date, the investor’s individual retirement needs, the investor’s other sources of income and other assets, and inflation. The Fund’s glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor’s investment in the Fund. The Fund is considered a “through retirement” fund because it continues to grow more conservative through its target date year, reaching its most conservative asset allocation five years after the target date year. The Fund, therefore, provides greater exposure to equity securities during the first five years of an investor’s assumed retirement age and is subject to greater volatility than if it had reached its most conservative allocation during the target date year. This risk is greater for an investor who begins to withdraw a portion or all of the investor’s investment in the Fund before the Fund reaches its most conservative allocation. Conversely, for an investor who begins to withdraw a portion or all of the investor’s investment in the Fund sometime after the Fund reaches its most conservative allocation, there is a greater risk that the Fund’s glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor’s income and appreciation goals. There can be no assurance that an investor’s investment in the Fund will provide income at, and through the years following, 2020 in amounts adequate to meet the investor’s goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

PERFORMANCE INFORMATION

The Fund commenced operations on January 10, 2014 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.